Unrecognized items (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
SummaryOfUnrecognizedItemsLineItems [Line Items]
Rental expense relating to operating leases	€ 213	€ 162
Minimum lease payments
SummaryOfUnrecognizedItemsLineItems [Line Items]
Rental expense relating to operating leases	213	162
Contingent rentals
SummaryOfUnrecognizedItemsLineItems [Line Items]
Rental expense relating to operating leases	0	0
Sublease Income
SummaryOfUnrecognizedItemsLineItems [Line Items]
Rental expense relating to operating leases	€ 0	€ 0